Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Trading securities
Trading securities	$ 4,937	¥ 30,632	¥ 36,569
Available-for-sale securities:
Available-for-sale securities	$ 3,181	19,737	20,630
Fair Value, Measurements, Recurring [Member]
Trading securities
Trading securities		30,632	36,569
Available-for-sale securities:
Trading and Available-for-sale securities		50,369	57,199
Fair Value, Measurements, Recurring [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities		30,632	36,569
Available-for-sale securities:
Trading and Available-for-sale securities		50,369	57,199
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member]
Trading securities
Trading securities		11,602	19,433
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Hotel operations [Member]
Trading securities
Trading securities		2,429	2,540
Available-for-sale securities:
Available-for-sale securities		19,737	20,630
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities		3,301	6,171
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Property development and investment [Member]
Trading securities
Trading securities		5,872	8,824
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Others [Member]
Trading securities
Trading securities			1,898
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities		11,602	19,433
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Hotel operations [Member]
Trading securities
Trading securities		2,429	2,540
Available-for-sale securities:
Available-for-sale securities		19,737	20,630
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities		3,301	6,171
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Property development and investment [Member]
Trading securities
Trading securities		5,872	8,824
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Others [Member]
Trading securities
Trading securities			1,898
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities		19,030	17,136
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Quoted prices In Active Market for Identical Assets (Level 1) [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities		¥ 19,030	¥ 17,136